Loans and Allowance for Credit Losses - Summary of Gross Carrying Amount of Loans Measured at Amortized Cost - Wholesale (Detail) - Business, Sovereign and Bank [member] - Wholesale [member]
$ in Millions
Oct. 31, 2018 CAD ($)
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	$ 171,609
Items not subject to impairment	8,669
Gross carrying amount of financial assets	180,278
Investment grade [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	47,193
Non investment grade [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	116,217
Not rated [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	7,103
Impaired [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	1,096
Stage one exposure [Member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	159,588
Gross carrying amount of financial assets	159,588
Stage one exposure [Member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	46,869
Stage one exposure [Member] | Non investment grade [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	106,027
Stage one exposure [Member] | Not rated [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	6,692
Stage two exposure [Member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	10,925
Gross carrying amount of financial assets	10,925
Stage two exposure [Member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	324
Stage two exposure [Member] | Non investment grade [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	10,190
Stage two exposure [Member] | Not rated [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	411
Stage three exposure [Member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	1,096
Gross carrying amount of financial assets	1,096
Stage three exposure [Member] | Impaired [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	$ 1,096